Fair Value - Changes in Fair Value of Level 3 Assets (Q2) (Details) - Investment in debt securities - AFS - USD ($) $ in Thousands	3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Oct. 01, 2024	Dec. 31, 2023
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 10,172	$ 11,187	$ 0	$ 0
Additions	106	7,278		10,110	$ 0
Settlement	0	(8,757)	0	0
Change in fair value	909	(691)	0	62	0
Ending balance	$ 11,187	$ 9,017	$ 0	$ 10,172	$ 0